Leases	6 Months Ended
Jun. 30, 2025
Lessee Disclosure [Abstract]
Leases
Note 6 - Leases

The Company leases office and laboratory space in Atidim Park, Tel Aviv, under an operating lease originally entered into on May 10, 2020, for a three-year term, with an option to extend for an additional three years. On October 24, 2021, the Company amended the lease (the "Amendment") to lease a larger space in the same location through October 2024. In September 2024, the Company further extended the lease through October 2027.

On September 30, 2024, the Company signed an addendum to the lease agreement providing the option to early terminate the lease with a 120-day notice period. In April 2025, the Company exercised this early termination right. As a result, the lease was terminated in August 2025.

In connection with the early termination, the Company derecognized the related operating lease right-of-use (“ROU”) asset and lease liability from its condensed consolidated balance sheet during the three months ended June 30, 2025. The derecognition had no material impact on the Company’s statement of operations.